FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of liquidity risk
Maturity analysis of financial liabilities	Total	Within 1 year	1 - 5 years	Greater than 5 years
Accounts payable and accrued liabilities	$2,680,996	$2,680,996	$-	$-
Promissory note payable	14,186,667	6,080,000	8,106,667	-
Convertible promissory note	2,437,465	2,437,465	-	-
Long-term debt	543,330	81,044	123,210	339,076
Lease liabilities	10,129,072	437,857	2,863,867	6,827,348
Total	$29,977,530	$11,717,362	$11,093,744	$7,166,424

Schedule of fair value
	January 31, 2021	January 31, 2020
Financial assets at amortized cost (1)	$6,494,793	$3,565,721
Financial liabilities at amortized cost (2)	$29,977,530	$40,403,587
Financial liabilities at fair value through profit or loss (3)	$9,430,991	$3,699,152

(1) Includes cash, restricted cash and receivables.

(2) Includes accounts payable and accrued liabilities, promissory note, convertible promissory note, convertible debentures, consideration payable, lease liabilities and debt.

(3) Includes derivative liability.